Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share
The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2013	2012	2011
Income/(loss) from continuing operations	$40,519	$(16,443)	$134,012
Income/(loss) from discontinued operations, net of tax	548	148	8,618
Net income/(loss)	41,067	(16,295)	142,630
Net income attributable to noncontrolling interest	11,465	11,464	11,434
Net income/(loss) attributable to controlling interest	29,602	(27,759)	131,196
Preferred stock dividends	5,838	-	-
Net income/(loss) available to common shareholders	$23,764	$(27,759)	$131,196

Income/(loss) from continuing operations	$40,519	$(16,443)	$134,012
Net income attributable to noncontrolling interest	11,465	11,464	11,434
Preferred stock dividends	5,838	-	-
Net income/(loss) from continuing operations available to common shareholders	$23,216	$(27,907)	$122,578

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares
The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2013	2012	2011
Weighted average common shares outstanding - basic	237,972	248,349	260,574
Effect of dilutive securities	1,822	-	2,287
Weighted average common shares outstanding - diluted	239,794	248,349	262,861

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share
The following tables provide a reconciliation of earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2013	2012	2011
Income/(loss) per share from continuing operations available to common shareholders	$0.10	$(0.11)	$0.47
Income/(loss) per share from discontinued operations, net of tax	-	-	0.03
Net income/(loss) per share available to common shareholders	$0.10	$(0.11)	$0.50

Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$0.10	$(0.11)	$0.47
Diluted income/(loss) per share from discontinued operations, net of tax	-	-	0.03
Diluted income/(loss) per share available to common shareholders	$0.10	$(0.11)	$0.50